Bingham McCutchen LLP

One Federal Street

Boston, Massachusetts 02110

October 3, 2011

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Partners Income Trust (filing relates to Legg Mason Western Asset Adjustable Rate Income Fund (the “Fund”)) (File Nos. 2-96408 and 811-04254)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Income Trust, a Maryland statutory trust (the “Trust”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that the form of Prospectus and the Statement of Additional Information relating to the Fund, a series of the Trust, that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act upon the effectiveness of Post-Effective Amendment No. 177 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on September 21, 2011 and became effective on September 30, 2011, is the most recent amendment to the Trust’s Registration Statement with respect to the Fund.

Please call the undersigned at (617) 951-8029 or Barry N. Hurwitz at (617) 951-8267 with any questions relating to the filing.

Sincerely,

/s/ Michelle R. Cirillo

Michelle R. Cirillo